SHARE-BASED COMPENSATION - Compensation expense recognized for shares options (Details) $ in Millions			12 Months Ended
	Jan. 01, 2021 CNY (¥)	Jan. 01, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to share options			¥ 71,120,802
Weighted average period share options expected to be recognized			3 years 9 months
Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share option compensation expenses	¥ 205,400,000	$ 31.5	¥ 18,157,866	¥ 12,328,148	¥ 5,388,241
Share options | Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share option compensation expenses			485,987	598,204	142,416
Share options | Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share option compensation expenses			1,396,422	305,554	1,474,597
Share options | Selling and marketing expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share option compensation expenses			998,779	4,901,300	163,658
Share options | General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share option compensation expenses			¥ 15,276,678	¥ 6,523,090	¥ 3,607,570